Pensions and other post-employment benefits - Amount Recognised in Balance sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net post-employment benefit	£ 95	£ 121
Post-employment benefit assets recognised on the consolidated balance sheet	36	36
Post-employment benefit obligations recognised on the consolidated balance sheet	(131)	(157)
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Net post-employment benefit	15	36	£ 52
Post-employment obligations
Disclosure of net defined benefit liability (asset) [line items]
Net post-employment benefit	80	85	£ 84
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Net post-employment benefit	15	36
Post-employment benefit assets recognised on the consolidated balance sheet	36	36
Post-employment benefit obligations recognised on the consolidated balance sheet	(51)	(72)
Plan assets, at fair value	£ 660	£ 661